UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

TIF Foreign Smaller Companies Series
Advisor Class [TFSCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about TIF Foreign Smaller Companies Series for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$132	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of TIF Foreign Smaller Companies Series (Fund) returned 9.98%. The Fund compares its performance to the  MSCI AC World ex-U.S. Small Cap Index-NR, which returned 29.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An underweight to the real estate sector contributed to relative performance.
↑	Geographically, an underweight to India was the largest contributor to relative results. Stock selection in Turkey and Switzerland also contributed to relative performance.
↑	Technopro (Japan; not held at period-end), Montana Aerospace (Germany), Technogym (Italy), Nayax (Israel), Bucher Industries (Switzerland)

Top detractors from performance:
↓	Stock selection and an underweight in the materials sector and stock selection and overweight in the consumer discretionary and consumer staples sectors detracted from relative performance.
↓	Geographically, stock selection in the eurozone, particularly Finland, Germany and Italy, detracted from relative results.
↓	Thule Group (Sweden), Computer Modelling Group (Canada), Greggs (U.K.), Techtronic Industries (Hong Kong) Tsumura (Japan). All but Techtronic were sold during the period.
TIF Foreign Smaller Companies Series	PAGE 1	458-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	9.98	1.09	4.36
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI AC World ex-U.S. Small Cap Index-NR	29.26	6.91	8.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$23,947,925
Total Number of Portfolio Holdings	72
Total Management Fee Paid	$597,919
Portfolio Turnover Rate	90.01%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
TIF Foreign Smaller Companies Series	PAGE 2	458-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Harlan B. Hodes no longer serves as a portfolio manager to the Fund.
The annual operating expense ratio of the class increased by approximately 0.16% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base).
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
TIF Foreign Smaller Companies Series	PAGE 3	458-ATSR-0226

TIF International Equity Series
Primary Shares [TFEQX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Primary Shares	$134	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Primary Shares of TIF International Equity Series (Fund) returned 31.09%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 32.39% and 31.22%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection and underweights in the consumer staples and consumer discretionary sectors and stock selection in the financials sector contributed to relative performance for the year.
↑	Geographically, stock selection and an underweight in Japan contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands), Mitsubishi Electric (Japan).

Top detractors from performance:
↓	Stock selection in the materials and communication services sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period-end), Sanofi (France), BNP Paribas (France; not held at period-end).
TIF International Equity Series	PAGE 1	454-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Primary Shares 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Primary Shares	31.09	10.90	7.64
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Index-NR	31.22	8.93	8.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$58,118,821
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	52
Total Management Fee Paid	$489,640
Portfolio Turnover Rate	56.42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
TIF International Equity Series	PAGE 2	454-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew Nagle, CFA no longer serves as a portfolio manager to the Fund.
The annual operating expense ratio of the class increased by approximately 0.23% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base) and an increase in costs related to EU reclaims versus the fiscal prior year.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
TIF International Equity Series	PAGE 3	454-ATSR-0226

TIF International Equity Series
Service Shares [TFESX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$162	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Service Shares of TIF International Equity Series (Fund) returned 30.80%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 32.39% and 31.22%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection and underweights in the consumer staples and consumer discretionary sectors and stock selection in the financials sector contributed to relative performance for the year.
↑	Geographically, stock selection and an underweight in Japan contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands), Mitsubishi Electric (Japan).

Top detractors from performance:
↓	Stock selection in the materials and communication services sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period-end), Sanofi (France), BNP Paribas (France; not held at period-end).
TIF International Equity Series	PAGE 1	444-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Service Shares 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Service Shares	30.80	10.78	7.50
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Index-NR	31.22	8.93	8.18
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$58,118,821
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	52
Total Management Fee Paid	$489,640
Portfolio Turnover Rate	56.42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
TIF International Equity Series	PAGE 2	444-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew Nagle, CFA no longer serves as a portfolio manager to the Fund.
The annual operating expense ratio of the class increased by approximately 0.22% from the fiscal year ended December 31, 2024, to the fiscal year ended December 31, 2025, due to a decrease in the average assets of the Fund (i.e., the decrease in assets increased the impact of fixed fees, such as audit, legal and other fees, on the Fund’s annual operating expense ratio because those fees were spread over a smaller asset base) and an increase in costs related to EU reclaims versus the fiscal prior year.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
TIF International Equity Series	PAGE 3	444-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $85,081 in December 31, 2024 and $99,638 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,000 in December 31, 2024 and $21,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $182,840 in December 31, 2024 and $475,330 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Institutional Funds
Financial Statements and Other Important Information
Annual | December 31, 2025
Foreign Smaller Companies Series
International Equity Series

Table of Contents
ftinstitutional.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 12
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 29
Tax Information 30
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.94 $18.67 $16.35 $21.80 $23.03
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.28 0.26 0.31 0.28
Net realized and unrealized gains (losses) ........... 1.20 (0.72) 2.30 (5.38) 2.07
Total from investment operations .................... 1.54 (0.44) 2.56 (5.07) 2.35
Less distributions from:
Net investment income .......................... (1.25) (0.63) (0.24) (0.32) (0.28)
Net realized gains ............................. (6.05) (1.66) — (0.06) (3.30)
Total distributions ............................... (7.30) (2.29) (0.24) (0.38) (3.58)
Net asset value, end of year ....................... $10.18 $15.94 $18.67 $16.35 $21.80
Total return .................................... 9.98% (2.49)% 15.75% (23.19)% 10.72%
Ratios to average net assets
Expenses
c
..................................... 1.26% 1.10% 1.09% 1.02% 1.04%
Net investment income ........................... 2.04% 1.50% 1.49% 1.76% 1.13%
Supplemental data
Net assets , end of year (000’s) ..................... $23,948 $111,846 $191,256 $353,380 $739,717
Portfolio turnover rate ............................ 90.01% 29.65% 36.62% 16.54% 31.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments, December 31, 2025
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 98.6%
Australia 1.9%
National Storage REIT ............ Specialized REITs 243,132 $ 441,846
Austria 2.6%
DO & CO AG ................... Commercial Services & Supplies 1,568 381,442
SBO AG ....................... Energy Equipment & Services 7,315 233,533
614,975
Bahamas 1.9%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 21,745 450,991
Brazil 3.1%
a
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 49,002 359,675
Dexco SA ...................... Paper & Forest Products 410,344 373,176
732,851
Canada 3.7%
b
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 74,600 382,090
Canaccord Genuity Group, Inc. ...... Capital Markets 63,600 512,489
894,579
China 1.7%
c,d
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 668,000 403,891
France 1.6%
Mersen SA ..................... Electrical Equipment 13,964 389,450
Germany 3.0%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 10,275 233,293
b,c
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 13,554 482,035
715,328
Greece 1.0%
JUMBO SA ..................... Specialty Retail 7,484 245,386
Hong Kong 4.4%
Luk Fook Holdings International Ltd. .. Specialty Retail 104,000 314,020
Techtronic Industries Co. Ltd. ....... Machinery 30,500 350,845
VTech Holdings Ltd. .............. Communications Equipment 49,800 392,792
1,057,657
India 1.0%
Exide Industries Ltd. .............. Automobile Components 61,506 248,175
Indonesia 2.2%
Avia Avian Tbk. PT ............... Chemicals 17,006,500 513,846
Ireland 1.7%
Uniphar plc ..................... Health Care Providers & Services 100,226 411,750
Israel 1.1%
b
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 5,349 270,351
Italy 8.4%
c
Carel Industries SpA , 144A , Reg S ... Building Products 8,337 239,538
a
Ferretti SpA .................... Leisure Products 104,272 374,324
Interpump Group SpA ............. Machinery 8,788 478,040
LU-VE SpA ..................... Building Products 3,968 182,799
a
Sanlorenzo SpA ................. Leisure Products 6,933 245,311

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Italy (continued)
c
Technogym SpA , 144A , Reg S ...... Leisure Products 25,968 $ 490,064
2,010,076
Japan 14.6%
Aica Kogyo Co. Ltd. .............. Chemicals 12,900 289,932
Anicom Holdings, Inc. ............. Insurance 42,200 271,323
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 12,400 297,680
IDOM, Inc. ..................... Specialty Retail 29,600 242,451
a
Kaneka Corp. ................... Chemicals 12,900 361,809
Morinaga & Co. Ltd. .............. Food Products 21,300 360,942
Nichiha Corp. ................... Building Products 15,400 321,287
a
Nihon M&A Center Holdings, Inc. .... Capital Markets 61,800 283,762
Nissei ASB Machine Co. Ltd. ........ Machinery 9,900 396,650
a
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 16,500 225,418
Raito Kogyo Co. Ltd. .............. Construction & Engineering 14,200 306,789
Roland Corp. ................... Leisure Products 6,200 141,349
3,499,392
Mexico 1.5%
Bolsa Mexicana de Valores SAB de CV Capital Markets 179,500 369,018
New Zealand 2.0%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 68,463 484,442
Norway 1.5%
TGS ASA ...................... Energy Equipment & Services 40,170 364,147
Philippines 3.0%
Century Pacific Food, Inc. .......... Food Products 714,900 473,906
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 375,800 242,811
716,717
Singapore 1.2%
Stoneweg Europe Stapled Trust ..... Diversified REITs 150,900 288,721
South Korea 8.7%
BNK Financial Group, Inc. .......... Banks 23,338 256,802
iM Financial Group Co. Ltd. ......... Banks 32,456 349,889
InBody Co. Ltd. .................. Health Care Equipment & Supplies 17,498 397,350
b
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 3,695 285,507
b
NongShim Co. Ltd. ............... Food Products 1,319 395,007
Soulbrain Co. Ltd. ................ Chemicals 2,146 389,755
2,074,310
Sweden 2.5%
b
Karnov Group AB ................ Interactive Media & Services 30,933 336,111
Rvrc Holding AB ................. Specialty Retail 36,483 262,481
598,592
Switzerland 4.7%
a
Bucher Industries AG ............. Machinery 263 121,380
a
Logitech International SA .......... Technology Hardware, Storage & Peripherals 2,064 206,854
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 2,319 455,806
b
Siegfried Holding AG .............. Life Sciences Tools & Services 3,592 337,188
1,121,228
Taiwan 4.0%
Johnson Health Tech Co. Ltd. ....... Leisure Products 36,000 172,862

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 115,000 $ 280,429
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 50,000 504,569
957,860
Thailand 0.5%
I-TAIL Corp. PCL ................. Food Products 234,300 112,079
United Kingdom 12.5%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 223,746 254,290
Fevertree Drinks plc .............. Beverages 22,200 244,158
Johnson Service Group plc ......... Commercial Services & Supplies 65,052 118,377
Man Group plc .................. Capital Markets 173,862 533,930
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 9,025 247,466
Rathbones Group plc ............. Capital Markets 19,572 506,903
Savills plc ...................... Real Estate Management & Development 35,503 476,648
Vesuvius plc .................... Machinery 59,495 317,334
b,c
Watches of Switzerland Group plc , 144A Specialty Retail 45,789 290,223
2,989,329
United States 2.6%
Axis Capital Holdings Ltd. .......... Insurance 2,015 215,786
a,b
IMAX Corp. ..................... Entertainment 11,239 415,394
631,180
Total Common Stocks (Cost $ 16,867,063 ) ......................................
23,608,167
Total Investments (Cost $ 16,867,063 ) 98.6% ....................................
$23,608,167
Other Assets, less Liabilities 1.4% .............................................
339,758
Net Assets 100.0% ...........................................................
$23,947,925
a a a
See Abbreviations on page 28 .
a
A portion or all of the security is on loan at December 31, 2025. See Note 1(e).
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $2,361,557, representing 9.9% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Primary Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.21 $10.91 $10.19 $11.96 $15.22
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.24 0.49
c
0.26 0.26
Net realized and unrealized gains (losses) ........... 2.92 0.67 1.77 (1.40) 0.55
Total from investment operations .................... 3.12 0.91 2.26 (1.14) 0.81
Less distributions from:
Net investment income .......................... (0.22) (0.30) (0.90) (0.10) (1.46)
Net realized gains ............................. (3.78) (1.31) (0.64) (0.53) (2.61)
Total distributions ............................... (4.00) (1.61) (1.54) (0.63) (4.07)
Net asset value, end of year ....................... $9.33 $10.21 $10.91 $10.19 $11.96
Total return .................................... 31.09% 8.40% 22.84% (9.23)% 5.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 0.97% 0.92% 0.87% 0.94%
Expenses net of waiver and payments by affiliates ....... 1.16% 0.92% 0.88% 0.83% 0.91%
Net investment income ........................... 1.72% 2.02% 4.31%
c
2.35% 1.64%
Supplemental data
Net assets, end of year (000’s) ..................... $57,987 $101,210 $127,735 $196,051 $386,291
Portfolio turnover rate ............................ 56.42% 30.90% 18.18%
d
46.42% 44.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.34%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Service Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $11.23 $10.45 $12.24 $15.48
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.22 0.49
c
0.20 0.24
Net realized and unrealized gains (losses) ........... 2.98 0.69 1.84 (1.38) 0.58
Total from investment operations .................... 3.19 0.91 2.33 (1.18) 0.82
Less distributions from:
Net investment income .......................... (0.19) (0.28) (0.91) (0.08) (1.45)
Net realized gains ............................. (3.78) (1.31) (0.64) (0.53) (2.61)
Total distributions ............................... (3.97) (1.59) (1.55) (0.61) (4.06)
Net asset value, end of year ....................... $9.77 $10.55 $11.23 $10.45 $12.24
Total return .................................... 30.80% 8.21% 22.68% (9.29)% 5.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.44% 1.19% 0.86% 1.01% 1.04%
Expenses net of waiver and payments by affiliates ....... 1.40% 1.15% 0.82% 0.97% 1.00%
Net investment income ........................... 1.75% 1.82% 4.26%
c
1.71% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $132 $129 $136 $123 $521
Portfolio turnover rate ............................ 56.42% 30.90% 18.18%
d
46.42% 44.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.29%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Schedule of Investments, December 31, 2025
International Equity Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 93.7%
Canada 4.3%
Manulife Financial Corp. ........... Insurance 29,000 $ 1,053,047
Royal Bank of Canada ............ Banks 8,400 1,432,018
2,485,065
China 3.9%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 76,400 1,402,777
BYD Co. Ltd. , H ................. Automobiles 69,500 849,343
2,252,120
Denmark 1.2%
Novo Nordisk A/S , B .............. Pharmaceuticals 14,315 726,035
France 5.7%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 1,556 1,172,813
Veolia Environnement SA .......... Multi-Utilities 31,305 1,089,335
Vinci SA ....................... Construction & Engineering 7,504 1,055,686
3,317,834
Germany 7.6%
Daimler Truck Holding AG .......... Machinery 16,936 733,541
Deutsche Telekom AG ............. Diversified Telecommunication Services 27,795 904,757
Fresenius Medical Care AG ......... Health Care Providers & Services 12,596 601,655
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 21,129 921,879
SAP SE ....................... Software 2,728 662,818
b
Siemens Energy AG .............. Electrical Equipment 4,228 593,140
4,417,790
Hong Kong 1.9%
AIA Group Ltd. .................. Insurance 109,400 1,126,064
India 2.2%
HDFC Bank Ltd. ................. Banks 115,388 1,274,679
Japan 11.2%
Ebara Corp. .................... Machinery 65,600 1,546,177
Japan Post Bank Co. Ltd. .......... Banks 68,400 962,872
Mitsubishi Electric Corp. ........... Electrical Equipment 55,858 1,628,644
Mizuho Financial Group, Inc. ........ Banks 30,800 1,124,032
c
Toyota Motor Corp. , ADR .......... Automobiles 5,700 1,220,142
6,481,867
Netherlands 11.6%
c
Akzo Nobel NV .................. Chemicals 16,205 1,127,552
ASM International NV ............. Semiconductors & Semiconductor Equipment 1,237 748,874
d
Euronext NV , 144A , Reg S ......... Capital Markets 8,215 1,234,041
Heineken NV ................... Beverages 15,108 1,246,514
ING Groep NV .................. Banks 48,052 1,350,657
b
Magnum Ice Cream Co. NV (The) .... Food Products 4,514 71,647
Universal Music Group NV ......... Entertainment 36,442 950,037
6,729,322
Norway 1.8%
Norsk Hydro ASA ................ Metals & Mining 138,503 1,069,129
Portugal 1.4%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 47,987 826,352
South Korea 2.9%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 19,986 1,675,125

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Sweden 1.5%
Securitas AB , B .................. Commercial Services & Supplies 53,130 $ 844,933
Switzerland 3.6%
Adecco Group AG ................ Professional Services 23,879 687,715
c
UBS Group AG .................. Capital Markets 30,605 1,417,318
2,105,033
Taiwan 3.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 42,298 2,079,255
United Kingdom 15.3%
AstraZeneca plc ................. Pharmaceuticals 12,942 2,395,038
Barratt Redrow plc ............... Household Durables 165,299 849,172
c
JD Sports Fashion plc ............. Specialty Retail 744,524 843,909
Lloyds Banking Group plc .......... Banks 502,815 665,081
SSE plc ....................... Electric Utilities 61,766 1,810,850
Standard Chartered plc ............ Banks 41,465 1,011,764
Unilever plc ..................... Personal Care Products 20,065 1,310,991
8,886,805
United States 14.0%
BP plc ......................... Oil, Gas & Consumable Fuels 295,654 1,724,244
CNH Industrial NV ................ Machinery 67,896 626,001
CRH plc ....................... Construction Materials 12,228 1,519,470
b,c
ICON plc ....................... Life Sciences Tools & Services 4,323 787,737
Sanofi SA ...................... Pharmaceuticals 11,937 1,154,967
Shell plc ....................... Oil, Gas & Consumable Fuels 39,053 1,439,191
Smurfit WestRock plc ............. Containers & Packaging 23,342 895,438
8,147,048
Total Common Stocks (Cost $ 39,142,111 ) ......................................
54,444,456
a a a a a
Escrows and Litigation Trusts 0.0%
b,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 39,142,111 ) ................................
54,444,456
Short Term Investments 6.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.2%
United States 1.2%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 695,616 695,616
Total Money Market Funds (Cost $ 695,616 ) .....................................
695,616

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for Loaned
Securities 5.0%
Money Market Funds 5.0%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 2,933,669 $ 2,933,669
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 2,933,669 ) .................................................................
2,933,669
a a a a a
Total Short Term Investments (Cost $ 3,629,285 ) .................................
3,629,285
a a a
Total Investments (Cost $ 42,771,396 ) 99.9% ....................................
$58,073,741
Other Assets, less Liabilities 0.1% .............................................
45,080
Net Assets 100.0% ...........................................................
$58,118,821
a a a
a
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At December 31, 2025, the value of this security was $1,402,777, represent-
ing 2.4% of net assets.
b
Non-income producing.
c
A portion or all of the security is on loan at December 31, 2025. See Note 1(e).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the value of this security was $1,234,041, representing 2.1% of net assets.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(e) regarding securities on loan.

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
See Note  7  regarding other derivative information.
See Abbreviations on page 28 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 27 $ 3,917,835 3/20/26 $ 36,576
Total Futures Contracts ...................................................................... $36,576
*
As of period end.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2025
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $16,867,063 $39,142,111
Cost - Non-controlled affiliates (Note 3 d ) ....................................... — 3,629,285
Value - Unaffiliated issuers (Includes securities loaned of $1,544,771 and $3,899,016, respectively) ............................................................ $23,608,167 $54,444,456
Value - Non-controlled affiliates (Note 3 d ) ...................................... — 3,629,285
Cash ................................................................... 114,106 —
Foreign currency, at value (cost $66 and $181, respectively) .......................... 66 180
Receivables:
Investment securities sold .................................................. 129,873 —
Capital shares sold ....................................................... 9,203 14,357
Dividends .............................................................. 150,415 3,523,503
European Union tax reclaims (Note 1 f ) ........................................ 266,105 213,361
Affiliates ............................................................... — 26,071
Deposits with brokers for:
Futures contracts ....................................................... — 129,580
Total assets ......................................................... 24,277,935 61,980,793
Liabilities:
Payables:
Investment securities purchased ............................................. 110,510 —
Capital shares redeemed .................................................. 114,176 793,288
Management fees ........................................................ 20,007 —
Transfer agent fees ....................................................... 1,427 1,537
Professional fees ........................................................ 60,209 68,961
Trustees' fees and expenses ................................................ 607 33
Variation margin on futures contracts .......................................... — 21,112
Payable upon return of securities loaned (Note 1 e ) ................................. — 2,933,669
Deferred taxes on unrealized appreciation ....................................... — 17,493
Accrued expenses and other liabilities .......................................... 23,074 25,879
Total liabilities ........................................................ 330,010 3,861,972
Net assets, at value ................................................ $23,947,925 $58,118,821
Net assets consist of:
Paid-in capital ............................................................ $15,439,711 $42,362,981
Total distributable earnings (losses) ............................................ 8,508,214 15,755,840
Net assets, at value ................................................ $23,947,925 $58,118,821
Shares outstanding ........................................................ 2,352,110
Net asset value per share
a
................................................... $10.18
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $57,987,265
Shares outstanding ........................................................................ 6,212,485
Net asset value per share
a
.................................................................. $9.33
Service Shares:
Net assets, at value ....................................................................... $131,556
Shares outstanding ........................................................................ 13,459
Net asset value per share
a
.................................................................. $9.77
a
Net asset value per share may not recalculate due to rounding.

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2025
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $193,459 and $110,735, respectively)
Unaffiliated issuers ....................................................... $1,798,910 $1,851,906
Non-controlled affiliates (Note 3 d ) ............................................ — 64,532
Interest:
Unaffiliated issuers ....................................................... 35,487 3,424
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... (1,089) (10,871)
Non-controlled affiliates (Note 3 d ) ............................................ 6,739 11,896
Other income (Note 1 f ) ...................................................... 242,412 5,901
Total investment income .................................................. 2,082,459 1,926,788
Expenses:
Management fees (Note 3 a ) .................................................. 598,417 518,313
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 20,543
    Service Shares ......................................................... — 152
Transfer agent fees (Note 3c) ................................................. 14,156 —
Sub-transfer agent fees: (Note 3c)
    Service Shares ......................................................... — 227
Custodian fees ........................................................... — 1,311
Reports to shareholders fees ................................................. 4,778 10,482
Registration and filing fees ................................................... 21,089 35,111
Professional fees .......................................................... 95,603 115,146
Trustees' fees and expenses ................................................. 12,164 11,633
European Union tax reclaims filing fees (Note 1 f ) .................................. 21,149 48,730
Other ................................................................... 29,431 43,405
Total expenses ........................................................ 796,787 805,053
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (498) (28,673)
Net expenses ........................................................ 796,289 776,380
Net investment income ............................................... 1,286,170 1,150,408
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $– and $169,356, respectively)
Unaffiliated issuers ..................................................... 24,822,796 26,841,525
Foreign currency transactions ............................................... 48,417 (158,158)
Futures contracts ........................................................ — 555,532
Net realized gain (loss) ................................................. 24,871,213 27,238,899
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (19,444,027) (9,109,072)
Translation of other assets and liabilities denominated in foreign currencies ............. 38,785 432,413
Futures contracts ........................................................ — 109,809
Change in deferred taxes on unrealized appreciation .............................. — (17,493)
Net change in unrealized appreciation (depreciation) ........................... (19,405,242) (8,584,343)
Net realized and unrealized gain (loss) ........................................... 5,465,971 18,654,556
Net increase (decrease) in net assets resulting from operations ......................... $6,752,141 $19,804,964

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller Companies Series International Equity Series
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,286,170 $2,344,330 $1,150,408 $2,139,105
Net realized gain (loss) ............ 24,871,213 22,718,087 27,238,899 15,847,240
Net change in unrealized appreciation
(depreciation) ................. (19,405,242) (25,802,371) (8,584,343) (9,814,782)
Net increase (decrease) in net
assets resulting from operations . 6,752,141 (739,954) 19,804,964 8,171,563
Distributions to shareholders:
Primary Shares .................. — — (18,443,166) (13,938,011)
Service Shares .................. — — (49,690) (19,030)
Distributions to shareholders ......... (10,939,760) (14,138,493) — —
Total distributions to shareholders ..... (10,939,760) (14,138,493) (18,492,856) (13,957,041)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (44,544,785) (20,748,019)
Service Shares .................. — — 12,424 1,583
Capital share transactions (Note 2 ) ..... (83,710,712) (64,531,610) — —
Total capital share transactions ....... (83,710,712) (64,531,610) (44,532,361) (20,746,436)
Net increase (decrease) in net
assets ..................... (87,898,331) (79,410,057) (43,220,253) (26,531,914)
Net assets:
Beginning of year .................. 111,846,256 191,256,313 101,339,074 127,870,988
End of year ...................... $23,947,925 $111,846,256 $58,118,821 $101,339,074

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. International
Equity Series offers Primary and Service Shares. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Institutional Funds
Notes to Financial Statements

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Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
See Note 6 regarding other derivative information.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
December 31, 2025, Foreign Smaller Companies Series
and International Equity Series held $1,623,915 and
$1,113,969, respectively, in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Funds' custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected as European Union tax reclaim filing fees and other expenses in the Statements of Operations. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2025, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Funds' federal and state income and
federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and
state departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Year ended December 31, 2025
Shares sold .................................................................. 312,508 $4,972,218
Shares issued in reinvestment of distributions ......................................... 1,014,696 10,268,719
Shares redeemed .............................................................. (5,991,881) (98,951,649)
Net increase (decrease) ......................................................... (4,664,677) $(83,710,712)
Year ended December 31, 2024
Shares sold .................................................................. 916,450 $16,451,068
Shares issued in reinvestment of distributions ......................................... 855,958 13,996,485
Shares redeemed .............................................................. (4,997,817) (94,979,163)
Net increase (decrease) ......................................................... (3,225,409) $(64,531,610)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Year ended December 31, 2025
Shares sold .................................................................. 1,061,783 $12,083,748
Shares issued in reinvestment of distributions ......................................... 1,808,573 17,030,276
Shares redeemed .............................................................. (6,573,690) (73,658,809)
Net increase (decrease) ......................................................... (3,703,334) $(44,544,785)
Year ended December 31, 2024
Shares sold .................................................................. 1,526,338 $18,049,589
Shares issued in reinvestment of distributions ......................................... 1,322,254 13,421,021
Shares redeemed .............................................................. (4,639,729) (52,218,629)
Net increase (decrease) ......................................................... (1,791,137) $(20,748,019)
Service Shares
Service Shares:
Year ended December 31, 2025
Shares sold .................................................................. 227 $2,760
Shares issued in reinvestment of distributions ......................................... 5,043 49,690
Shares redeemed .............................................................. (4,060) (40,026)
Net increase (decrease) ......................................................... 1,210 $12,424
Year ended December 31, 2024
Shares sold .................................................................. 123 $1,479
Shares issued in reinvestment of distributions ......................................... 1,814 19,030
Shares redeemed .............................................................. (1,766) (18,926)
Net increase (decrease) ......................................................... 171 $1,583

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
International Equity Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $500 million
0.930% Over $500 million, up to and including $1 billion
0.910% Over $1 billion, up to and including $5 billion
0.890% Over $5 billion, up to and including $10 billion
0.870% Over $10 billion, up to and including $15 billion
0.850% In excess of $15 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $500 million
0.755% Over $500 million, up to and including $1 billion
0.735% Over $1 billion, up to and including $5 billion
0.715% Over $5 billion, up to and including $10 billion
0.695% Over $10 billion, up to and including $15 billion
0.675% In excess of $15 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate .................................... 0.950% 0.775%

Templeton Institutional Funds
Notes to Financial Statements

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b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the year ended December 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series' Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended December 31, 2025, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees .......................................................... $14,582 $20,504
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $218,982 $6,507,654 $(6,726,636) $— $— $— — $6,739
Total Affiliated Securities ... $218,982 $6,507,654 $(6,726,636) $— $— $— $6,739
3. Transactions with Affiliates
(continued)

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e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
International Equity Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $4,241,876 $28,681,877 $(32,228,137) $— $— $695,616 695,616 $64,532
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $7,440,351 $(4,506,682) $— $— $2,933,669 2,933,669 $11,896
Total Affiliated Securities ... $4,241,876 $36,122,228 $(36,734,819) $— $— $3,629,285 $76,428
Foreign Smaller Companies Series International Equity Series
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $1,876,418 $4,006,587 $3,806,267 $3,488,464
Long term capital gain .................... 9,063,342 10,131,906 14,686,589 10,468,577
$10,939,760 $14,138,493 $18,492,856 $13,957,041
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax and derivative financial instruments.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2025, such reclassifications were as follows:
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ......................................................... $18,116,726 $43,679,307
Unrealized appreciation ....................................................... $6,903,986 $16,079,305
Unrealized depreciation ....................................................... (1,412,545) (1,648,295)
Net unrealized appreciation (depreciation) ......................................... $5,491,441 $14,431,010
Distributable earnings:
Undistributed ordinary income .................................................. $120,423 $192,462
Undistributed long term capital gains ............................................. 2,635,997 1,225,010
Total distributable earnings .................................................... $2,756,420 $1,417,472
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Paid-in-Capital ............................................................. $10,493,623 $9,568,838
Total distributable earnings (loss) ............................................... $(10,493,623) $(9,568,838)
Foreign Smaller
Companies
Series
International
Equity Series
Purchases ................................................................ $53,809,567 $36,257,508
Sales .................................................................... $140,601,104 $94,522,361
4. Income Taxes
(continued)

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Notes to Financial Statements

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At December 31, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Shareholder Concentrations
Foreign Smaller Companies Series has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At December 31, 2025, the
Fund had one unaffiliated shareholder holding 69% of the Fund's outstanding shares.
7. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended December 31, 2025 , the effect of derivative contracts in the Statements of Operations was as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
.......................................................... $— $2,933,669
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ 36,576
a
Variation margin on futures
contracts
$ —
Total .................... $36,576 $—
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $555,532 Futures contracts $109,809
Total ....................... $555,532 $109,809
5. Investment Transactions
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2025, the average month end notional amount of futures contracts represented $3,199,203.
See Note 1(d) regarding derivative financial instruments.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Funds, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Funds' returns and net asset value.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2025, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
7. Other Derivative Information
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 441,846 $ — $ 441,846
Austria ............................... 381,442 233,533 — 614,975
Bahamas ............................. 450,991 — — 450,991
Brazil ................................ 359,675 373,176 — 732,851
Canada .............................. 894,579 — — 894,579
China ............................... — 403,891 — 403,891
France ............................... — 389,450 — 389,450
Germany ............................. — 715,328 — 715,328
Greece .............................. 245,386 — — 245,386
Hong Kong ........................... — 1,057,657 — 1,057,657
India ................................ — 248,175 — 248,175
Indonesia ............................ — 513,846 — 513,846
Ireland ............................... — 411,750 — 411,750
Israel ................................ — 270,351 — 270,351
Italy ................................. — 2,010,076 — 2,010,076
Japan ............................... — 3,499,392 — 3,499,392
Mexico .............................. 369,018 — — 369,018
New Zealand .......................... 484,442 — — 484,442
Norway .............................. — 364,147 — 364,147
Philippines ............................ 473,906 242,811 — 716,717
Singapore ............................ — 288,721 — 288,721
South Korea .......................... — 2,074,310 — 2,074,310
Sweden .............................. — 598,592 — 598,592
Switzerland ........................... 206,854 914,374 — 1,121,228
Taiwan ............................... — 957,860 — 957,860
Thailand ............................. — 112,079 — 112,079
United Kingdom ........................ 595,025 2,394,304 — 2,989,329
United States .......................... 631,180 — — 631,180
Total Investments in Securities ........... $5,092,498 $18,515,669
b
$— $23,608,167
International Equity Series
Assets:
Investments in Securities:
a
Common Stocks :
Canada .............................. 2,485,065 — — 2,485,065
China ............................... — 2,252,120 — 2,252,120
Denmark ............................. — 726,035 — 726,035
France ............................... — 3,317,834 — 3,317,834
Germany ............................. — 4,417,790 — 4,417,790
Hong Kong ........................... — 1,126,064 — 1,126,064
India ................................ — 1,274,679 — 1,274,679
10. Fair Value Measurements
(continued)

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Notes to Financial Statements

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer to the
Fund within the Funds' Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Japan ............................... $ 1,220,142 $ 5,261,725 $ — $ 6,481,867
Netherlands ........................... 71,647 6,657,675 — 6,729,322
Norway .............................. — 1,069,129 — 1,069,129
Portugal .............................. — 826,352 — 826,352
South Korea .......................... — 1,675,125 — 1,675,125
Sweden .............................. — 844,933 — 844,933
Switzerland ........................... 1,417,318 687,715 — 2,105,033
Taiwan ............................... — 2,079,255 — 2,079,255
United Kingdom ........................ — 8,886,805 — 8,886,805
United States .......................... 1,413,738 6,733,310 — 8,147,048
Escrows and Litigation Trusts ............... — — —
c
—
Short Term Investments ................... 3,629,285 — — 3,629,285
Total Investments in Securities ........... $10,237,195 $47,836,546
d
$— $58,073,741
Other Financial Instruments:
Futures Contracts ....................... $36,576 $— $— $36,576
Total Other Financial Instruments ......... $36,576 $— $— $36,576
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $18,515,669, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value.
d
Includes foreign securities valued at $47,836,546, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
REIT Real Estate Investment Trust

TEMPLETON INSTITUTIONAL FUNDS
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Institutional Funds and Shareholders of Foreign Smaller Companies Series and
International Equity Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Foreign
Smaller Companies Series and International Equity Series (constituting Templeton Institutional Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from a custodian, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

TEMPLETON INSTITUTIONAL FUNDS
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2025 :
Pursuant to:
Foreign Smaller
Companies Series
International Equity
Series
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $19,318,510 $23,926,180
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $9,360 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,386,872 $1,671,229
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $3,125,940
Section 163(j) Interest Dividends Earned §163(j) $26,734 $52,598
Foreign Smaller
Companies Series
International
Equity Series
Foreign Taxes Paid $174,308 $120,027
Foreign Source Income
Earned $1,512,294 $1,613,945

Templeton Institutional Funds

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

ZTIF-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Institutional Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026